Shared-based Compensation (Narrative) (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended			24 Months Ended
	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2015	Jun. 30, 2015
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock-based compensation expense			$ 50,149,000	$ 59,769,000	$ 98,788,000
Acceleration of Auxilium employee equity awards at closing					37,600,000
Unrecognized compensation cost			58,200,000
Tax benefit from exercise of stock options			$ 0	$ 0	$ 11,700,000
Stock Options
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Target amount of share-based compensation awards, stock options (in shares)			5,288,675	2,578,105	794,757
Expiration period			10 years
Dividend yield			0.00%	0.00%	0.00%
Exercise price range, lower range limit (in dollars per share)			$ 7.55
Exercise price range, upper range limit (in dollars per share)			$ 89.68
Options exercised intrinsic value			$ 1,300,000	$ 27,200,000
Options grated, weighted average grant date fair value (in dollars per share)			$ 4.73	$ 11.46	$ 21.09
Stock Options | Minimum
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period			3 years
Stock Options | Maximum
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period			4 years
Nonvested Stock Options
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Unrecognized compensation cost			$ 21,100,000
Weighted average remaining requisite service period, non-vested stock options			2 years 6 months
Restricted Stock Units (RSUs) | Minimum
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period			3 years
Restricted Stock Units (RSUs) | Maximum
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period			4 years
Performance Stock Units
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Service period			3 years
PSU award percentage using free cash flow performance metric			50.00%
PSU award percentage using TSR metric			50.00%
Performance cycle			3 years	3 years		3 years
Performance Stock Units | Minimum
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Award adjustment rate			0.00%	0.00%		0.00%
Performance Stock Units | Maximum
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Award adjustment rate			200.00%	300.00%		300.00%
Restricted Stock Units (RSUs) and Performance Stock Units (PSUs)
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Target amount of share-based compensation awards (in shares)			4,168,477	1,582,429	927,214
Weighted average remaining requisite service period, non-vested restricted stock units			2 years 1 month 6 days
Nonvested Restricted Stock Units And Performance Stock Units
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted and performance stock units, weighted average grant date fair value (in dollars per share)			$ 11.42	$ 43.52	$ 72.34	$ 72.34
Nonvested Restricted Stock
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Unrecognized compensation cost			$ 30,800,000	$ 6,300,000
AMS
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock-based compensation expense					$ 11,400,000
2015 Stock Incentive Plan
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares authorized							10,000,000.0
Number of shares available for grant			8,822,860
2010 Stock Incentive Plan
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares available for grant							5,000,000.0
Endo International PLC Amended and Restated 2015 Stock Incentive Plan [Member] | Stock Incentive Plan
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Additional ordinary shares authorized for issuance (in shares)	10,000,000.0
Plan
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Target amount of share-based compensation awards, stock options (in shares)		1,000,000.0
Plan | Performance Stock Units
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Target amount of share-based compensation awards (in shares)			300,000.0
Plan | Nonvested Restricted Stock
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Target amount of share-based compensation awards (in shares)		100,000.0